Goldman Sachs Short Duration Tax-Free Fund
Goldman Sachs Short Duration Tax-Free Fund—Summary
Investment Objective
The Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) seeks a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 38 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-124 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Short Duration Tax-Free Fund		Class A	Class C	Institutional	Service	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		1.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	0.65%	none	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 0.65% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Short Duration Tax-Free Fund		Class A	Class C	Institutional	Service	Class IR
Management Fees		0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	0.25%	none
Other Expenses		0.15%	0.40%	0.06%	0.31%	0.15%
Service Fees		none	0.25%	none	none	none
Shareholder Administration Fees		none	none	none	0.25%	none
All Other Expenses		0.15%	0.15%	0.06%	0.06%	0.15%
Total Annual Fund Operating Expenses		0.76%	1.51%	0.42%	0.92%	0.51%
Fee Waiver and Expense Limitation	[1]	(0.07%)	(0.42%)	(0.03%)	(0.03%)	(0.07%)
Total Annual Fund Operating Expenses	[2]	0.69%	1.09%	0.39%	0.89%	0.44%
[1]	The Investment Adviser has agreed to (i) waive a portion of its Management Fee in order to achieve an effective rate of 0.35% as an annual percentage rate of average daily net assets of the Fund and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, service fees, shareholder administration fees, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least July 29, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. In addition, Goldman, Sachs & Co. (“Goldman Sachs”) has agreed to waive a portion of the distribution (12b-1) and/or service fees equal to 0.35% of the average daily net assets attributable to Class C Shares of the Fund. Additionally, Goldman Sachs, the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, and Class IR Shares of the Fund. These arrangements will remain in effect through at least July 29, 2017, and prior to such date Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.
[2]	After Fee Waivers and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Goldman Sachs Short Duration Tax-Free Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	220	383	560	1,072
Class C Shares	177	436	784	1,766
Institutional Shares	40	132	233	527
Service Shares	91	291	507	1,129
Class IR Shares	45	157	279	634

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Short Duration Tax-Free Fund | Class C Shares | USD ($)	112	436	784	1,766

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2016 was 24% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes), and is not a tax preference item under the federal alternative minimum tax. Under normal market conditions, the Fund’s investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund’s Net Assets. The interest from private activity bonds (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The team uses a multi-faceted approach when evaluating whether to add or maintain exposure to any individual position. A top-down approach is used to assess broad macro trends while a bottom-up analysis is used to determine relative value between individual securities. Individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting.

Under normal interest rate conditions, the Fund’s duration is expected to approximate that of the Barclays Municipal 1-3 Year Blend Index, plus or minus 0.5 years. (Historically, over the last five years, the duration of the Barclays Municipal 1-3 Year Blend Index has ranged between 2.01 and 2.24 years). The reference to “Short Duration” in the Fund’s name refers to this duration. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s benchmark index is the Barclays Municipal 1-3 Year Blend Index.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities.

Geographic and Sector Risk.  If the Fund focuses its investments in issuers within the same country, state or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so focused.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Municipal Securities Risk.  Municipal Securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

State/Territory Specific Risk.  The Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk. Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect the Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)

The total return for Institutional Shares for the six-month period ended June 30, 2016 was 1.13%. Best Quarter Q1 ‘09 +2.27% Worst Quarter Q2 ‘13 –0.92%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2015
Average Annual Total Returns - Goldman Sachs Short Duration Tax-Free Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A Shares	(1.10%)	1.05%	2.12%	2.68%		May 01, 1997
Class A Shares | Returns After Taxes on Distributions	(1.11%)	1.05%	2.10%	2.68%		May 01, 1997
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares	(0.26%)	1.07%	2.06%	2.63%		May 01, 1997
Class A Shares | Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees or expenses)	0.98%	1.46%	2.69%	3.28%		May 01, 1997
Class C Shares	(0.66%)	0.94%	1.69%	2.02%		Aug. 15, 1997
Class C Shares | Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees or expenses)	0.98%	1.46%	2.69%	3.22%	[1]	Aug. 15, 1997
Institutional Shares	0.73%	1.69%	2.63%	3.33%		Oct. 01, 1992
Institutional Shares | Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees or expenses)	0.98%	1.46%	2.69%			Oct. 01, 1992
Service Shares	0.32%	1.20%	2.12%	2.80%		Sep. 20, 1994
Service Shares | Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees or expenses)	0.98%	1.46%	2.69%	3.52%	[2]	Sep. 20, 1994
Class IR Shares	0.64%	1.59%		1.40%		Jul. 30, 2010
Class IR Shares | Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees or expenses)	0.98%	1.46%		1.28%		Jul. 30, 2010
[1]	Return for the Index is calculated from September 1, 1997, the commencement of the month nearest to the Class C Shares inception date.
[2]	Return for the Index is calculated from October 1, 1994, the commencement of the month nearest to the Service Shares inception date.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.